Registration No. 033-59474

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
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FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 243
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 243
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PRINCIPAL FUNDS, INC.
(Exact name of Registrant as specified in Charter)
711 High Street
Des Moines, IA 50392
(Address of principal executive offices)
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Telephone Number (515) 235-9154
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JENNIFER A. BLOCK
The Principal Financial Group
Des Moines, Iowa 50392

(Name and address of agent for service)
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Approximate Date of Proposed Public Offering: Immediately
It is proposed that this filing will become effective (check appropriate box)
XX     immediately upon filing pursuant to paragraph (b)
____    on (date) pursuant to paragraph (b)
____    60 days after filing pursuant to paragraph (a)
____    on (date) pursuant to paragraph (a)
____    75 days after filing pursuant to paragraph (a)(2)
____    on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Institutional Class
EXPLANATORY NOTE
This filing relates to the Registrant’s prospectus dated December 20, 2017 for the Government Money Market Fund's Institutional Class shares, which were included in post-effective amendment number 238 (as filed on December 15, 2017, SEC Accession No.0000898745-17-001335), and is filed for the purpose of submitting interactive data files.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and  has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 5th day of January, 2018.

Principal Funds, Inc. (Registrant) /s/ M. J. Beer _____________________________________ M. J. Beer Director, President and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ M. J. Beer __________________________ M. J. Beer	Director, President and Chief Executive Officer (Principal Executive Officer)	January 5, 2018

/s/ T. W. Bollin __________________________ T. W. Bollin	Chief Financial Officer (Principal Financial Officer)	January 5, 2018

/s/ S. L. Reece __________________________ S. L. Reece	Vice President and Controller (Controller)	January 5, 2018

(E. Ballantine)* __________________________ E. Ballantine	Director	January 5, 2018

(L. T. Barnes)* __________________________ L. T. Barnes	Director	January 5, 2018

(C. Damos)* __________________________ C. Damos	Director	January 5, 2018

(N. M. Everett)* __________________________ N. M. Everett	Chair	January 5, 2018

(M. A. Grimmett)* __________________________ M. A. Grimmett	Director	January 5, 2018

(P. G. Halter)* __________________________ P. G. Halter	Director	January 5, 2018

(F. S. Hirsch)* __________________________ F. S. Hirsch	Director	January 5, 2018

(T. Huang)* __________________________ T. Huang	Director	January 5, 2018

(K. McMillan)* __________________________ K. McMillan	Director	January 5, 2018

(E. Nickels)* __________________________ E. Nickels	Director	January 5, 2018

* Pursuant to Power of Attorney appointing M. J. Beer
Previously filed as Ex-99(j)(3) on 12/29/2014 (Accession No. 000898745-14-001274); filed for E. Nickels as Ex-99(j)(3) on 12/21/2015 (Accession No. 0000898745-15-000800); and filed herein for P. G. Halter.

Exhibit No.    Exhibits

Ex-101.INS    XBRL Instance Document

Ex-101.SCH    XBRL Taxonomy Extension Schema Document

Ex-101.CAL    XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF    XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB    XBRL Taxonomy Extension Label Linkbase Document

Ex-101.PRE    XBRL Taxonomy Extension Presentation Linkbase Document